Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)
Number of Options Outstanding
Outstanding, Beginning Balance | shares		52,060,649
Exercised | shares		(1,326,807)
Forfeited | shares		(10,530)
Outstanding, Ending Balance | shares		50,569,583		52,060,649
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 3.55
Exercised		1.8
Forfeited		43.19
Outstanding, Ending Balance		$ 3.56		$ 3.55
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 21 days		2 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 54,447,000		$ 100,420,000
Risk-free interest rate			4.14%
Expected dividend yield			0.00%
Expected volatility			62.00%
Expected forfeiture rate (post-vesting)			6.09%
A Plan
Number of Options Outstanding
Outstanding, Beginning Balance | shares		43,094,529
Granted | shares		0
Exercised | shares		(6,954,456)
Forfeited | shares		(1,449,661)
Outstanding, Ending Balance | shares		34,690,412		43,094,529
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 0.00001
Outstanding, Ending Balance		$ 0.00001		$ 0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		7 years 8 months 12 days		8 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 38,974		$ 47,950
Expiration period	10 years
Requisite service period	4 years
Vesting percentage	25.00%
Vesting period	36 months
Risk-free interest rate			1.58%
Expected term (in years)			10 years
Expected dividend yield			0.00%
Expected volatility			52.00%
Expected forfeiture rate (post-vesting)			2.00%
A Plan | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)			$ 1
A Plan | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)			1.01
Options
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)			$ 5.48
Options | A Plan
Weighted Average Exercise Price, Options
Vested		$ 1.1
Unrecognized share-based compensation expenses, other than options | ¥					¥ 223,049
Weighted-average period for unrecognized expenses expected to be recognized		1 year 10 months 13 days